Legal Contingencies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period	€ 131.0	€ 0.0	€ 8.4
ASML and Zeiss [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period	€ 150.0